Related Parties (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Line Items]
Service fee		¥ 600,000	¥ 600,000	¥ 600,000
Purchased Coffee Beans From TDL Group Corp [Member]
Related Parties [Line Items]
Purchases from related party		34,582,491	44,539,371	63,400,907
Goods and services sold cost		30,743,744	53,208,876	72,109,353
DataCo [Member]
Related Parties [Line Items]
Purchases from related party	[1]	4,795,456	5,866,415	8,097,359
Expenses capitalized in property plant and equipment			5,266,415	¥ 7,497,359
IT support to Bobipai (Shanghai) [Member]
Related Parties [Line Items]
Transaction amount		1,949,211	1,211,216
Bobipai (Shanghai) [Member]
Related Parties [Line Items]
Transaction amount			185,097
Popeyes China operation to PLK APAC Pte [Member]
Related Parties [Line Items]
Transaction amount			¥ 4,764,645
Service [Member] | DataCo [Member]
Related Parties [Line Items]
Expenses capitalized in property plant and equipment		¥ 4,195,456

[1]	DataCo provides various data maintenance and management services, technical supports and consulting services in support of the operation of the Company. The relevant service fees of RMB600,000 each year recognized in other operating expenses for the years ended December 31, 2025, 2024 and 2023. In addition, RMB4,195,456, RMB5,266,415 and RMB7,497,359 for the years ended December 31, 2025, 2024 and 2023, respectively, were capitalized in property and equipment.